Statement of Additional Information Supplement
dated March 28, 2005 to                                           223690  3/05
------------------------------------------------------------------------------

PUTNAM GROWTH FUNDS

Putnam Discovery Growth Fund
Putnam Growth Opportunities Fund
Putnam Health Sciences Trust
Putnam International New Opportunities Fund
Putnam New Opportunities Fund
Putnam OTC & Emerging Growth Fund
Putnam Small Cap Growth Fund
Putnam Vista Fund
Putnam Voyager Fund

PUTNAM BLEND FUNDS

Putnam Capital Appreciation Fund
Putnam Capital Opportunities Fund
Putnam Europe Equity Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam International Capital Opportunities Fund
Putnam International Equity Fund
Putnam Investors Fund
Putnam Research Fund
Putnam Tax Smart Equity Fund [REGISTRATION MARK]
Putnam Utilities Growth and Income Fund

PUTNAM VALUE FUNDS

Putnam Convertible Income-Growth Trust
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Putnam International Growth and Income Fund
Putnam Mid Cap Value Fund
Putnam New Value Fund
Putnam Small Cap Value Fund

PUTNAM TAXABLE INCOME FUNDS

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Floating Rate Income Fund
Putnam Global Income Trust
Putnam High Yield Trust
Putnam Income Fund
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam AMT-Free Insured Municipal Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund

Putnam State Tax-Free Income Funds:

Putnam Arizona Tax Exempt Income Fund
Putnam California Tax Exempt Income Fund
Putnam Florida Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund

PUTNAM ASSET ALLOCATION FUNDS

Putnam Asset Allocation: Balanced Portfolio
Putnam Asset Allocation: Conservative Portfolio
Putnam Asset Allocation: Growth Portfolio

PUTNAM RETIREMENTREADY [REGISTRATION MARK] FUNDS

Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund

The Statement of Additional Information of the funds listed above is supplemented as follows:

Effective April 1, 2005, the maximum sales charge for class A shares of the Putnam taxable income funds and tax-free income funds listed above (other than Putnam Floating Rate Income Fund) is reduced to 3.75% (from 4.50%).
Also effective April 1, 2005, the maximum sales charge for class M shares of the Putnam equity funds listed above is reduced to 3.25% (from 3.50%), and the sales charges on class M shares of Putnam equity and fixed-income funds at different investment levels are adjusted as shown below. The sales charge tables for class A and M shares appearing in the subsection "Additional Information About Class A and Class M Shares" accordingly are revised as follows:



---------------------------------------------------------------------------------------------------------
For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds and
RetirementReady Funds only:
---------------------------------------------------------------------------------------------------------
                                     CLASS A                                CLASS M
---------------------------------------------------------------------------------------------------------
                              Sales         Amount of sales          Sales         Amount of sales
                              charge as a   charge reallowed to      charge as a   charge reallowed to
                              percentage    dealers as a             percentage    dealers as a
Amount of transaction at      of offering   percentage of offering   of offering   percentage of offering
offering price ($)            price         price                    price         price
---------------------------------------------------------------------------------------------------------
Under 50,000                  5.25%         5.00%                    3.25%         3.00%
50,000 but under 100,000      4.00          3.75                     2.25          2.00
100,000 but under 250,000     3.00          2.75                     1.25          1.00
250,000 but under 500,000     2.25          2.00                     1.00          1.00
500,000 but under 1,000,000   2.00          1.75                     1.00          1.00
1,000,000 and above           NONE          NONE                     NONE          NONE
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
For Taxable Income Funds and Tax-Free Funds only (except for money market funds,
Putnam Floating Rate Income Fund and Putnam Limited Duration Government
Income Fund):
---------------------------------------------------------------------------------------------------------
                                     CLASS A                                CLASS M
---------------------------------------------------------------------------------------------------------
                              Sales         Amount of sales          Sales         Amount of sales
                              charge as a   charge reallowed to      charge as a   charge reallowed to
                              percentage    dealers as a             percentage    dealers as a
Amount of transaction at      of offering   percentage of offering   of offering   percentage of offering
offering price ($)            price         price                    price         price
---------------------------------------------------------------------------------------------------------
Under 50,000                  3.75%         3.50%                    3.25%         3.00%
50,000 but under 100,000      3.75          3.50                     2.25          2.00
100,000 but under 250,000     3.00          2.75                     1.25          1.00
250,000 but under 500,000     2.25          2.00                     1.00          1.00
500,000 but under 1,000,000   2.00          1.75                     1.00          1.00
1,000,000 and above           NONE          NONE                     NONE          NONE
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
For Putnam Floating Rate Income Fund and Putnam Limited Duration
Government Income Fund only:
---------------------------------------------------------------------------------------------------------
                                     CLASS A                                CLASS M
---------------------------------------------------------------------------------------------------------
                              Sales         Amount of sales          Sales         Amount of sales
                              charge as a   charge reallowed to      charge as a   charge reallowed to
                              percentage    dealers as a             percentage    dealers as a
Amount of transaction at      of offering   percentage of offering   of offering   percentage of offering
offering price ($)            price         price                    price         price
---------------------------------------------------------------------------------------------------------
Under 100,000                 3.25%         3.00%                    2.00%         1.80%
100,000 but under 250,000     2.50          2.25                     1.25          1.00
250,000 but under 500,000     2.00          1.75                     1.00          1.00
500,000 but under 1,000,000   1.50          1.25                     1.00          1.00
1,000,000 and above           NONE          NONE                     NONE          NONE
---------------------------------------------------------------------------------------------------------

In addition, the table showing payments to dealers with respect to class
A shares in the section "Distribution Plans" and the paragraph immediately preceding the table are revised as follows:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, unless the dealer of record has waived the sales commission, or, in the case of dealers of record for a qualified benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.



---------------------------------------------------------------------------------------------------------
Rate*                                                Fund
---------------------------------------------------------------------------------------------------------
0.25%                                                All funds currently making payments under a
                                                     class A distribution plan, except for those listed
                                                     below
---------------------------------------------------------------------------------------------------------
0.20% for shares purchased before 3/21/05;           Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**
---------------------------------------------------------------------------------------------------------
0.20% for shares purchased before 4/1/05;            Putnam AMT-Free Insured Municipal Fund
0.25% for shares purchased on or after 4/1/05
---------------------------------------------------------------------------------------------------------
0.20% for shares purchased on or before 12/31/89;    Putnam Convertible Income-Growth Trust
0.25% for shares purchased after 12/31/89            The George Putnam Fund of Boston
                                                     Putnam Global Equity Fund
                                                     Putnam Global Natural Resources Fund
                                                     Putnam Health Sciences Trust
                                                     The Putnam Fund for Growth and Income
                                                     Putnam Investors Fund
                                                     Putnam Vista Fund
                                                     Putnam Voyager Fund
---------------------------------------------------------------------------------------------------------
0.20% for shares purchased on or before 3/31/90;     Putnam High Yield Trust
0.25% for shares purchased after 3/31/90             Putnam U.S. Government Income Trust
---------------------------------------------------------------------------------------------------------
0.20% for shares purchased on or before 1/1/90;      Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90
---------------------------------------------------------------------------------------------------------
0.20% for shares purchased on or before 3/31/91;     Putnam Income Fund
0.25% for shares purchased after 3/31/91;
---------------------------------------------------------------------------------------------------------
0.15% for shares purchased on or before 3/6/92;      Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92              Putnam Minnesota Tax Exempt Income Fund
but before 4/1/05;                                   Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05
---------------------------------------------------------------------------------------------------------
0.15% for shares purchased on or before 5/11/92;     Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92
but before 4/1/05;
0.25% for shares purchased on or after 4/1/05
---------------------------------------------------------------------------------------------------------
0.15% for shares purchased on or before 12/31/92;    Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92            Putnam New Jersey Tax Exempt Income Fund
but before 4/1/05;                                   Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05        Putnam Tax Exempt Income Fund
---------------------------------------------------------------------------------------------------------
0.15% for shares purchased on or before 3/5/93;      Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93
but before 4/1/05;
0.25% for shares purchased on or after 4/1/05
---------------------------------------------------------------------------------------------------------
0.15% for shares purchased on or before 7/8/93;      Putnam Florida Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93              Putnam Pennsylvania Tax Exempt Income Fund
but before 4/1/05;
0.25% for shares purchased on or after 4/1/05
---------------------------------------------------------------------------------------------------------
0.00%                                                Putnam Money Market Fund
                                                     Putnam Tax Exempt Money Market Fund
---------------------------------------------------------------------------------------------------------


 * Shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

** Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder's corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.